Lease liabilities	12 Months Ended
Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities

19.	Lease liabilities

The maturity analysis of the lease liabilities are as follows:

	2024	2023
	USD	USD

Minimum lease payments:
Less than one year	329,071	350,528
Later than one year but not later than five years	202,421	179,198

Total minimum lease payments	531,492	529,726
Less: Unearned interest	(31,184)	(28,191)

Present value of lease liabilities	500,308	501,535

The lease liabilities component is analysed as follows:

	2024	2023
	USD	USD

Current	305,946	327,810
Non-current	194,362	173,725

	500,308	501,535

The Group does not face a significant liquidity risk with regard to its lease liabilities.

The lease liabilities comprise of office premises. The Group applied the incremental borrowing rate to the lease liabilities of 7.04% (2023: 7.04%) per annum.